Commitments - Aggregate minimum rentals receivable (Details) - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 17,534	£ 16,249
Within 1 year
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	1,888	1,542
Later than 1 year but not later than 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	4,256	3,298
Later than 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 11,390	£ 11,409